STOCKHOLDERS EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
STOCKHOLDERS EQUITY
Schedule of stockholders equity
Shares of common stock	13,848,630		par value $0.001
Shares Series A preferred stock	1,000(voting	)	par value $0.001
Shares Series B preferred stock	2,133,334		par value $0.001/ stated value $0.075
Shares Series C preferred stock	866,668		par value $0.001/stated value $0.075
Shares Series D preferred stock	300,000		par value $0.001/stated value $1.00
Shares Series E preferred stock	480,000		par value $0.001/stated value $2.00

Shares of common stock	13,848,630	par value $0.001
Shares Series A preferred stock	1,000 (voting)	par value $0.001
Shares Series B preferred stock	2,133,334	par value $0.001/ stated value $0.075
Shares Series C preferred stock	866,668	par value $0.001/ stated value $0.075
Shares Series D preferred stock	300,000	par value $0.001/ stated value $1.00
Shares Series E preferred stock	480,000	par value $0.001/ stated value $2.00

Schedule of warrant grants
		Weighted-Average
	Warrants	Exercise Price
Outstanding, January 1, 2021	1,800,000	$0.10
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2021	1,800,000	$0.10

Outstanding, January 1, 2022	1,800,000	$0.10
Granted	-	-
Exercised	-	-
Expired / cancelled	(1,800,000)	(0.10)
Outstanding, June 30, 2022	-	$-

Warrants exercisable as of June 30, 2022	-	-

		Weighted-Average
	Warrants	Exercise Price
Outstanding, January 1, 2020	1,200,000	$0.10
Granted	600,000	0.10
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2020	1,800,000	$0.10

Outstanding, January 1, 2021	1,800,000	$0.10
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2021	1,800,000	$0.10

Warrants exercisable at December 31, 2021	1,800,000	$0.10